Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 146,303,438.19
Previously Paid Amount	0.00
Total Fee Amount	20,204.50
Total Offset Amount	0.00
Net Fee	$ 20,204.50